Share capital, stock options and other stock-based plans - Stock-based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	$ 2,390	$ 1,911
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	184	91
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	336	217
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	1,638	1,502
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	$ 232	$ 101